Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		225 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,064,213)	$ (117,642)	$ (9,591,651)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	709,033	3,000	809,303
Accrued Liability from Acquisition	0	(24,540)	(24,540)
Interest Expense	204,449	37,500	241,949
Loss on Impairment	0	0	7,907,597
Amortization of discount on convertible debt and debt issuance costs	47,545	0	67,757
Amortization	0	0	11,972
Changes in operating assets and liabilities:
Accounts receivable	0	0
Other Accrued Liabilities	0	17,844
Accrued Interest - related party	33,700	0	33,700
Accounts payable	(28,643)	47,500	151,449
Net cash used in operating activities	(98,129)	(36,338)	(392,464)
Cash Flows from Investing Activities
Conversion of Note Payable	(32,500)	0	(32,500)
Investment in oil and gas interests	0	0	(29,500)
Net cash used in investing activities	(32,500)	0	(62,000)
Cash flows from financing activities:
Issuance of common stock			1,860
Proceeds from issuance of subscribed stock	0	0	75,000
Proceeds from officer advances	0	0	90,573
Proceeds from note payable-related party	120,000	34,527	149,500
Proceeds from note payable	0	0	150,333
Net cash provided by financing activities	120,000	34,527	467,266
Net increase in cash and cash equivalents	(10,629)	(1,811)	12,802
Cash and cash equivalents at beginning of period	23,431	1,811	0
Cash and cash equivalents at end of period	12,802	0	12,802
Supplemental disclosures of cash flow information:
Effect of Assignment and Quit Claim of Oil and Gas Leases	0	(32,330)
Investment in equipment	0	125,000
Investments in mining interests	$ 0	$ 767,040